Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	£ 62	£ 74
– past service credit, curtailments and settlements	(29)	(12)
– interest on scheme liabilities	245	327
– interest on scheme assets	(231)	(296)
– interest on unrecognised funded scheme surpluses	1	1	£ 0
Defined benefit schemes	48	94
Defined contribution schemes	91	88
Total amount recognised in the income statement	139	182
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	60	72
– past service credit, curtailments and settlements	(29)	(12)
– interest on scheme liabilities	226	300
– interest on scheme assets	(226)	(289)
– interest on unrecognised funded scheme surpluses	1	1	0
Defined benefit schemes	32	72
Defined contribution schemes	91	88
Total amount recognised in the income statement	123	160
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	2	2
– past service credit, curtailments and settlements	0	0
– interest on scheme liabilities	19	27
– interest on scheme assets	(5)	(7)
– interest on unrecognised funded scheme surpluses	0	0	£ 0
Defined benefit schemes	16	22
Defined contribution schemes	0	0
Total amount recognised in the income statement	£ 16	£ 22